First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 97.4%
	Automotive – 3.4%
$2,300,000	Dana, Inc. (a)	4.50%	02/15/32	$1,979,162
1,260,000	Ford Motor Credit Co., LLC	6.95%	03/06/26	1,288,730
1,000,000	Ford Motor Credit Co., LLC	4.95%	05/28/27	979,139
2,205,000	Ford Motor Credit Co., LLC (a)	4.13%	08/17/27	2,095,615
5,000,000	Ford Motor Credit Co., LLC (a)	5.11%	05/03/29	4,860,334
1,950,000	Gates Global LLC/Gates Corp. (a) (b)	6.25%	01/15/26	1,952,087
1,135,000	Thor Industries, Inc. (b)	4.00%	10/15/29	1,005,948
425,000	Wand NewCo 3, Inc. (b)	7.63%	01/30/32	439,208
				14,600,223
	Banking – 0.1%
500,000	Fifth Third Bank N.A.	3.85%	03/15/26	485,788
	Basic Industry – 7.2%
1,175,000	Arsenal AIC Parent LLC (a) (b)	8.00%	10/01/30	1,227,070
2,623,000	Artera Services LLC (b)	9.03%	12/04/25	2,676,025
400,000	Camelot Return Merger Sub, Inc. (b)	8.75%	08/01/28	410,443
320,000	Carpenter Technology Corp.	6.38%	07/15/28	319,955
458,000	Compass Minerals International, Inc. (b)	6.75%	12/01/27	452,193
1,209,000	Great Lakes Dredge & Dock Corp. (b)	5.25%	06/01/29	1,040,772
2,865,000	Innophos Holdings, Inc. (a) (b)	9.38%	02/15/28	2,431,368
2,000,000	International Flavors & Fragrances, Inc. (b)	1.83%	10/15/27	1,773,322
2,445,000	JELD-WEN, Inc. (a) (b)	4.88%	12/15/27	2,320,699
800,000	MIWD Holdco II LLC/MIWD Finance Corp. (b)	5.50%	02/01/30	728,908
1,125,000	Novelis Corp. (a) (b)	3.25%	11/15/26	1,054,506
885,000	Novelis Corp. (b)	3.88%	08/15/31	768,690
820,000	Pike Corp. (b)	8.63%	01/31/31	868,515
2,160,000	Rain Carbon, Inc. (a) (b)	12.25%	09/01/29	2,141,014
1,200,000	SCIH Salt Holdings, Inc. (b)	4.88%	05/01/28	1,115,472
1,065,000	SCIH Salt Holdings, Inc. (b)	6.63%	05/01/29	968,627
1,145,000	Standard Industries, Inc. (a) (b)	4.38%	07/15/30	1,041,546
1,214,000	TMS International Corp. (b)	6.25%	04/15/29	1,045,527
1,390,000	TopBuild Corp. (a) (b)	4.13%	02/15/32	1,216,125
3,765,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (a)	5.88%	06/15/24	3,767,127
2,307,000	Valvoline, Inc. (a) (b)	3.63%	06/15/31	1,974,942
1,500,000	WR Grace Holdings LLC (b)	5.63%	08/15/29	1,323,863
				30,666,709
	Capital Goods – 6.1%
1,065,000	Amsted Industries, Inc. (a) (b)	5.63%	07/01/27	1,051,506
2,300,000	Ball Corp. (a)	2.88%	08/15/30	1,962,734
1,589,000	Berry Global, Inc. (a) (b)	4.50%	02/15/26	1,545,211
580,000	Chart Industries, Inc. (b)	7.50%	01/01/30	596,106
936,000	Crown Americas LLC	5.25%	04/01/30	905,360
1,470,000	EnerSys (a) (b)	4.38%	12/15/27	1,383,822
636,000	EnerSys (b)	6.63%	01/15/32	644,186
2,100,000	GrafTech Finance, Inc. (b)	4.63%	12/15/28	1,392,708
985,000	Graphic Packaging International LLC (a) (b)	3.75%	02/01/30	881,161
450,000	Mauser Packaging Solutions Holding Co. (b)	9.25%	04/15/27	434,934
3,000,000	Owens-Brockway Glass Container, Inc. (a) (b)	7.25%	05/15/31	3,018,960
387,000	Regal Rexnord Corp. (b)	6.05%	02/15/26	391,258
1,315,000	Sealed Air Corp. (a) (b)	7.25%	02/15/31	1,376,398
475,000	Spirit AeroSystems, Inc.	4.60%	06/15/28	406,816
1,750,000	Spirit AeroSystems, Inc. (a) (b)	9.75%	11/15/30	1,838,918
1,600,000	TK Elevator US Newco, Inc. (a) (b)	5.25%	07/15/27	1,544,614

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Goods (Continued)
$1,085,000	TransDigm, Inc. (a) (b)	6.25%	03/15/26	$1,078,500
2,000,000	TransDigm, Inc. (a) (b)	6.75%	08/15/28	2,035,226
2,515,000	TriMas Corp. (a) (b)	4.13%	04/15/29	2,241,823
1,050,000	Verde Purchaser LLC (b)	10.50%	11/30/30	1,085,584
				25,815,825
	Consumer Goods – 6.3%
370,000	Acushnet Co. (b)	7.38%	10/15/28	385,152
1,370,000	CD&R Smokey Buyer, Inc. (a) (b)	6.75%	07/15/25	1,344,004
505,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC (b)	6.63%	07/15/30	514,840
3,545,000	Darling Ingredients, Inc. (a) (b)	5.25%	04/15/27	3,486,560
665,000	Darling Ingredients, Inc. (b)	6.00%	06/15/30	661,430
2,120,000	Edgewell Personal Care Co. (a) (b)	5.50%	06/01/28	2,077,123
1,185,000	Energizer Holdings, Inc. (b)	4.38%	03/31/29	1,073,616
1,605,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	5.00%	12/31/26	1,553,006
3,149,000	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (a) (b)	7.00%	12/31/27	3,076,998
602,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	586,457
1,585,000	Mattel, Inc. (a) (b)	5.88%	12/15/27	1,592,313
940,000	Newell Brands, Inc.	6.38%	09/15/27	926,213
1,000,000	Performance Food Group, Inc. (b)	4.25%	08/01/29	917,230
625,000	Post Holdings, Inc. (a) (b)	5.75%	03/01/27	622,619
3,510,000	Post Holdings, Inc. (a) (b)	4.63%	04/15/30	3,230,880
3,300,000	Primo Water Holdings, Inc. (a) (b)	4.38%	04/30/29	3,007,579
1,100,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed (b)	4.63%	03/01/29	946,629
740,000	Triton Water Holdings, Inc. (b)	6.25%	04/01/29	638,671
				26,641,320
	Energy – 18.0%
1,200,000	Aethon United BR, L.P./Aethon United Finance Corp. (a) (b)	8.25%	02/15/26	1,190,400
710,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	7.00%	11/01/26	710,128
970,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	8.25%	12/31/28	992,814
2,624,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. (a) (b)	5.88%	06/30/29	2,473,764
640,000	Callon Petroleum Co. (a)	6.38%	07/01/26	640,633
1,310,000	Callon Petroleum Co. (a) (b)	7.50%	06/15/30	1,380,866
1,100,000	CNX Midstream Partners, L.P. (a) (b)	4.75%	04/15/30	959,403
192,000	CNX Resources Corp. (b)	7.25%	03/14/27	192,880
822,000	CNX Resources Corp. (b)	6.00%	01/15/29	794,973
2,050,000	Comstock Resources, Inc. (a) (b)	6.75%	03/01/29	1,884,296
1,000,000	Constellation Energy Generation LLC	5.60%	06/15/42	996,364
1,025,000	CrownRock, L.P./CrownRock Finance, Inc. (a) (b)	5.00%	05/01/29	1,013,187
695,000	DCP Midstream Operating, L.P. (a)	3.25%	02/15/32	603,878
2,650,000	Delek Logistics Partners, L.P./Delek Logistics Finance Corp. (a) (b)	7.13%	06/01/28	2,526,893
1,200,000	DT Midstream, Inc. (a) (b)	4.13%	06/15/29	1,103,625
5,140,000	Endeavor Energy Resources, L.P./EER Finance, Inc. (a) (b)	5.75%	01/30/28	5,119,928
1,900,000	EnLink Midstream LLC (a) (b)	5.63%	01/15/28	1,879,387
2,335,000	EnLink Midstream LLC (a)	5.38%	06/01/29	2,277,124
150,000	EnLink Midstream LLC (b)	6.50%	09/01/30	153,185
1,825,000	EQM Midstream Partners, L.P. (a) (b)	6.50%	07/01/27	1,848,582
1,700,000	EQM Midstream Partners, L.P. (a)	5.50%	07/15/28	1,685,863
132,000	EQM Midstream Partners, L.P. (b)	7.50%	06/01/30	141,669

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Energy (Continued)
$3,620,000	EQM Midstream Partners, L.P. (a) (b)	4.75%	01/15/31	$3,377,443
791,000	Hess Midstream Operations, L.P. (b)	5.63%	02/15/26	786,610
1,040,000	Hess Midstream Operations, L.P. (a) (b)	4.25%	02/15/30	957,551
1,145,000	HF Sinclair Corp. (b)	6.38%	04/15/27	1,150,336
1,845,000	Hilcorp Energy I, L.P./Hilcorp Finance Co. (a) (b)	5.75%	02/01/29	1,783,425
1,320,000	Hilcorp Energy I, L.P./Hilcorp Finance Co. (a) (b)	6.00%	02/01/31	1,272,205
1,177,000	Howard Midstream Energy Partners LLC (a) (b)	8.88%	07/15/28	1,237,004
900,000	Kodiak Gas Services LLC	7.25%	02/15/29	911,890
1,050,000	Matador Resources Co. (b)	6.88%	04/15/28	1,076,008
2,770,000	Moss Creek Resources Holdings, Inc. (a) (b)	7.50%	01/15/26	2,761,943
508,000	Moss Creek Resources Holdings, Inc. (b)	10.50%	05/15/27	523,145
1,130,000	Nabors Industries, Inc. (b)	7.38%	05/15/27	1,111,211
850,000	NGPL PipeCo LLC (b)	7.77%	12/15/37	958,145
314,000	Noble Finance II LLC (b)	8.00%	04/15/30	326,301
1,775,000	Patterson-UTI Energy, Inc. (a)	7.15%	10/01/33	1,897,834
1,250,000	PBF Holding Co., LLC/PBF Finance Corp.	6.00%	02/15/28	1,222,617
1,340,000	PBF Holding Co., LLC/PBF Finance Corp. (b)	7.88%	09/15/30	1,388,870
1,195,000	Sitio Royalties Operating Partnership, L.P./Sitio Finance Corp. (b)	7.88%	11/01/28	1,226,369
1,913,000	SM Energy Co. (a)	5.63%	06/01/25	1,896,025
1,470,000	SM Energy Co. (a)	6.50%	07/15/28	1,471,139
730,000	Southwestern Energy Co.	8.38%	09/15/28	759,168
3,265,000	Southwestern Energy Co. (a)	5.38%	03/15/30	3,158,039
1,700,000	Southwestern Energy Co. (a)	4.75%	02/01/32	1,575,935
1,720,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	08/15/29	1,538,769
1,875,000	Venture Global Calcasieu Pass LLC (b)	6.25%	01/15/30	1,878,157
745,000	Venture Global Calcasieu Pass LLC (b)	4.13%	08/15/31	659,434
905,000	Venture Global Calcasieu Pass LLC (a) (b)	3.88%	11/01/33	767,205
1,298,000	Venture Global LNG, Inc. (b)	9.50%	02/01/29	1,379,338
4,140,000	Venture Global LNG, Inc. (a) (b)	8.38%	06/01/31	4,183,393
633,000	Vital Energy, Inc.	10.13%	01/15/28	663,411
1,335,000	Vital Energy, Inc. (b)	7.75%	07/31/29	1,320,511
909,000	Western Midstream Operating, L.P.	4.50%	03/01/28	882,625
				76,671,898
	Financial Services – 4.3%
325,000	Antares Holdings, L.P. (b)	7.95%	08/11/28	341,578
494,000	Bread Financial Holdings, Inc. (b)	9.75%	03/15/29	493,802
1,770,000	Credit Acceptance Corp. (a) (b)	9.25%	12/15/28	1,860,725
1,150,000	Fortress Transportation and Infrastructure Investors LLC (b)	6.50%	10/01/25	1,149,618
1,174,000	Freedom Mortgage Corp. (b)	12.00%	10/01/28	1,289,668
685,000	Freedom Mortgage Holdings LLC (b)	9.25%	02/01/29	694,220
600,000	GTCR W-2 Merger Sub LLC (b)	7.50%	01/15/31	623,724
2,100,000	Icahn Enterprises, L.P./Icahn Enterprises Finance Corp. (a)	5.25%	05/15/27	1,890,851
1,395,000	LPL Holdings, Inc. (a) (b)	4.63%	11/15/27	1,344,264
2,430,000	MSCI, Inc. (b)	3.88%	02/15/31	2,196,031
900,000	Nationstar Mortgage Holdings, Inc. (b)	7.13%	02/01/32	893,701
209,000	OneMain Finance Corp.	6.88%	03/15/25	209,950
1,990,000	OneMain Finance Corp. (a)	3.50%	01/15/27	1,822,839
425,000	OneMain Finance Corp.	9.00%	01/15/29	448,033
1,225,000	PennyMac Financial Services, Inc. (b)	5.38%	10/15/25	1,209,171
625,000	PennyMac Financial Services, Inc. (b)	7.88%	12/15/29	644,304
1,240,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)	3.63%	03/01/29	1,103,324
				18,215,803

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare – 6.3%
$3,065,000	Avantor Funding, Inc. (a) (b)	3.88%	11/01/29	$2,784,789
1,200,000	Carriage Services, Inc. (a) (b)	4.25%	05/15/29	1,041,906
1,800,000	Catalent Pharma Solutions, Inc. (a) (b)	3.13%	02/15/29	1,584,000
1,365,000	Catalent Pharma Solutions, Inc. (a) (b)	3.50%	04/01/30	1,200,770
1,710,000	Centene Corp.	4.63%	12/15/29	1,638,185
985,000	CHS/Community Health Systems, Inc. (b)	6.00%	01/15/29	890,883
2,250,000	CHS/Community Health Systems, Inc. (a) (b)	5.25%	05/15/30	1,865,280
1,250,000	Elanco Animal Health, Inc. (a)	6.65%	08/28/28	1,271,875
1,405,000	Encompass Health Corp. (a)	4.50%	02/01/28	1,343,311
1,680,000	HCA, Inc. (a)	5.25%	06/15/49	1,556,416
885,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	827,524
1,325,000	Prestige Brands, Inc. (a) (b)	5.13%	01/15/28	1,298,136
990,000	Prestige Brands, Inc. (b)	3.75%	04/01/31	859,386
4,750,000	Service Corp International (a)	7.50%	04/01/27	4,967,099
643,000	Star Parent, Inc. (b)	9.00%	10/01/30	676,920
1,730,000	Teleflex, Inc. (a) (b)	4.25%	06/01/28	1,642,799
778,000	Tenet Healthcare Corp.	6.13%	06/15/30	778,683
486,000	Tenet Healthcare Corp. (b)	6.75%	05/15/31	497,707
				26,725,669
	Insurance – 0.1%
505,000	NMI Holdings, Inc. (b)	7.38%	06/01/25	510,474
	Leisure – 3.5%
1,730,000	Affinity Interactive (a) (b)	6.88%	12/15/27	1,567,296
1,290,000	Boyd Gaming Corp.	4.75%	12/01/27	1,248,559
1,210,000	Caesars Entertainment, Inc. (b)	6.50%	02/15/32	1,224,170
1,470,000	CDI Escrow Issuer, Inc. (a) (b)	5.75%	04/01/30	1,423,268
1,200,000	Everi Holdings, Inc. (a) (b)	5.00%	07/15/29	1,103,754
1,800,000	Hilton Domestic Operating Co., Inc. (a)	4.88%	01/15/30	1,736,242
1,725,000	Hilton Domestic Operating Co., Inc. (a) (b)	4.00%	05/01/31	1,551,968
840,000	Light & Wonder International, Inc. (b)	7.50%	09/01/31	874,593
524,000	Penn Entertainment, Inc. (b)	4.13%	07/01/29	448,405
765,000	Scientific Games Holdings, L.P./Scientific Games US FinCo, Inc. (b)	6.63%	03/01/30	719,635
1,550,000	Station Casinos LLC (a) (b)	4.50%	02/15/28	1,458,118
1,485,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)	5.13%	10/01/29	1,404,085
				14,760,093
	Media – 10.3%
1,710,000	Arches Buyer, Inc. (a) (b)	4.25%	06/01/28	1,530,779
2,300,000	Arches Buyer, Inc. (a) (b)	6.13%	12/01/28	1,988,845
6,100,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.13%	05/01/27	5,887,910
2,380,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	5.38%	06/01/29	2,214,743
1,605,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	6.38%	09/01/29	1,563,883
3,330,000	CCO Holdings LLC/CCO Holdings Capital Corp. (a) (b)	4.75%	03/01/30	2,961,443
3,500,000	CSC Holdings LLC (a)	5.25%	06/01/24	3,498,106
2,325,000	CSC Holdings LLC (a) (b)	5.50%	04/15/27	2,091,208
1,800,000	CSC Holdings LLC (a) (b)	5.38%	02/01/28	1,548,504
1,300,000	CSC Holdings LLC (b)	11.25%	05/15/28	1,318,214
1,350,000	CSC Holdings LLC (b)	5.75%	01/15/30	715,986
2,230,000	CSC Holdings LLC (a) (b)	4.63%	12/01/30	1,141,449
240,000	Directv Financing LLC (b)	8.88%	02/01/30	244,996
2,655,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. (a) (b)	5.88%	08/15/27	2,526,049
1,140,000	DISH DBS Corp. (a) (b)	5.25%	12/01/26	899,893

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$1,273,000	DISH DBS Corp.	7.38%	07/01/28	$561,081
475,000	DISH DBS Corp. (b)	5.75%	12/01/28	320,435
725,000	DISH Network Corp. (b)	11.75%	11/15/27	757,256
1,255,000	iHeartCommunications, Inc. (a) (b)	5.25%	08/15/27	975,313
1,250,000	iHeartCommunications, Inc. (a) (b)	4.75%	01/15/28	935,413
2,185,000	Lamar Media Corp. (a)	4.00%	02/15/30	2,001,132
900,000	Match Group Holdings II LLC (b)	3.63%	10/01/31	770,139
945,000	News Corp. (b)	3.88%	05/15/29	869,490
1,480,000	News Corp. (a) (b)	5.13%	02/15/32	1,391,871
920,000	Nexstar Media, Inc. (b)	5.63%	07/15/27	896,682
1,175,000	Sirius XM Radio, Inc. (b)	4.13%	07/01/30	1,029,065
655,000	TripAdvisor, Inc. (b)	7.00%	07/15/25	657,561
880,000	Univision Communications, Inc. (b)	4.50%	05/01/29	782,629
1,045,000	Warnermedia Holdings, Inc.	3.76%	03/15/27	1,004,197
990,000	WMG Acquisition Corp. (b)	3.75%	12/01/29	892,827
				43,977,099
	Real Estate – 5.3%
990,000	American Tower Corp.	2.10%	06/15/30	832,234
525,000	GLP Capital L.P./GLP Financing II, Inc.	5.25%	06/01/25	522,971
525,000	GLP Capital L.P./GLP Financing II, Inc.	5.75%	06/01/28	528,921
479,000	Iron Mountain, Inc. (b)	4.88%	09/15/29	448,057
3,701,000	Iron Mountain, Inc. (a) (b)	5.25%	07/15/30	3,493,951
825,000	Iron Mountain, Inc. (b)	4.50%	02/15/31	740,712
2,365,000	Outfront Media Capital LLC/Outfront Media Capital Corp. (a) (b)	7.38%	02/15/31	2,479,289
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (b)	5.88%	10/01/28	681,258
2,650,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (a) (b)	4.88%	05/15/29	2,430,288
1,237,000	RHP Hotel Properties, L.P./RHP Finance Corp. (a) (b)	7.25%	07/15/28	1,275,904
1,500,000	SBA Communications Corp.	3.88%	02/15/27	1,432,472
1,840,000	SBA Communications Corp. (a)	3.13%	02/01/29	1,641,414
800,000	Service Properties Trust (b)	8.63%	11/15/31	848,865
2,040,000	Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital LLC (a) (b)	10.50%	02/15/28	2,077,946
2,295,000	VICI Properties, L.P./VICI Note Co., Inc. (a) (b)	5.63%	05/01/24	2,292,895
925,000	XHR, L.P. (b)	4.88%	06/01/29	853,872
				22,581,049
	Retail – 5.3%
1,555,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons, L.P./Albertsons LLC (a) (b)	6.50%	02/15/28	1,573,272
3,490,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons, L.P./Albertsons LLC (a) (b)	3.50%	03/15/29	3,156,319
2,150,000	Arko Corp. (a) (b)	5.13%	11/15/29	1,896,708
817,000	Bath & Body Works, Inc. (b)	9.38%	07/01/25	853,218
1,900,000	Bath & Body Works, Inc. (a)	7.50%	06/15/29	1,971,250
555,000	Group 1 Automotive, Inc. (b)	4.00%	08/15/28	512,103
700,000	LCM Investments Holdings II LLC (b)	4.88%	05/01/29	631,675
805,000	LCM Investments Holdings II LLC (b)	8.25%	08/01/31	826,820
870,000	Lithia Motors, Inc. (b)	3.88%	06/01/29	781,625
865,000	Macy’s Retail Holdings LLC (b)	6.13%	03/15/32	816,936
620,000	Michaels Cos (The), Inc. (b)	7.88%	05/01/29	397,060
400,000	NMG Holding Co., Inc./Neiman Marcus Group LLC (b)	7.13%	04/01/26	390,502
1,475,000	Nordstrom, Inc. (a)	4.38%	04/01/30	1,281,200

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Retail (Continued)
$650,000	PVH Corp.	4.63%	07/10/25	$644,554
675,000	QVC, Inc.	4.38%	09/01/28	500,993
2,250,000	Sonic Automotive, Inc. (b)	4.63%	11/15/29	2,040,101
413,000	Sonic Automotive, Inc. (b)	4.88%	11/15/31	358,874
1,415,000	Victoria’s Secret & Co. (b)	4.63%	07/15/29	1,198,093
1,135,000	Yum! Brands, Inc. (b)	4.75%	01/15/30	1,090,769
1,650,000	Yum! Brands, Inc.	5.38%	04/01/32	1,606,092
				22,528,164
	Services – 9.5%
3,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	6.63%	07/15/26	3,180,733
1,985,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (a) (b)	9.75%	07/15/27	1,943,039
685,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. (b)	6.00%	06/01/29	569,468
179,000	Aptim Corp. (b)	7.75%	06/15/25	171,839
390,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	5.38%	03/01/29	361,397
1,483,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (b)	8.00%	02/15/31	1,480,991
625,000	Clarivate Science Holdings Corp. (a) (b)	3.88%	07/01/28	576,513
1,520,000	Clean Harbors, Inc. (a) (b)	4.88%	07/15/27	1,472,231
2,175,000	Covanta Holding Corp. (a) (b)	4.88%	12/01/29	1,880,605
965,000	Covanta Holding Corp.	5.00%	09/01/30	822,460
410,000	Gartner, Inc. (b)	4.50%	07/01/28	391,610
950,000	GYP Holdings III Corp. (a) (b)	4.63%	05/01/29	881,006
3,045,000	H&E Equipment Services, Inc. (a) (b)	3.88%	12/15/28	2,767,395
3,605,000	Herc Holdings, Inc. (a) (b)	5.50%	07/15/27	3,542,831
750,000	Hertz (The) Corp. (b)	4.63%	12/01/26	675,236
1,450,000	Imola Merger Corp. (a) (b)	4.75%	05/15/29	1,351,247
1,445,000	NESCO Holdings II, Inc. (a) (b)	5.50%	04/15/29	1,355,945
1,915,000	Prime Security Services Borrower LLC/Prime Finance, Inc. (a) (b)	3.38%	08/31/27	1,765,737
1,800,000	Sotheby’s (a) (b)	7.38%	10/15/27	1,732,584
2,065,000	Sotheby’s/Bidfair Holdings, Inc. (a) (b)	5.88%	06/01/29	1,784,436
1,683,000	Uber Technologies, Inc. (b)	4.50%	08/15/29	1,596,183
2,165,000	United Rentals North America, Inc. (a)	3.75%	01/15/32	1,903,719
3,065,000	WASH Multifamily Acquisition, Inc. (a) (b)	5.75%	04/15/26	2,949,250
1,500,000	Waste Pro USA, Inc. (a) (b)	5.50%	02/15/26	1,454,550
880,000	WESCO Distribution, Inc. (b)	7.13%	06/15/25	885,359
1,045,000	WESCO Distribution, Inc. (b)	7.25%	06/15/28	1,074,188
225,000	White Cap Buyer LLC (b)	6.88%	10/15/28	220,422
1,725,000	Williams Scotsman, Inc. (b)	4.63%	08/15/28	1,634,437
				40,425,411
	Technology & Electronics – 3.7%
1,370,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. (a) (b)	8.00%	06/15/29	1,407,339
1,760,000	Central Parent, Inc./CDK Global, Inc. (a) (b)	7.25%	06/15/29	1,794,811
850,000	Cloud Software Group, Inc. (b)	6.50%	03/31/29	794,311
490,000	CommScope Technologies LLC (b)	6.00%	06/15/25	389,981
385,000	CommScope, Inc. (b)	6.00%	03/01/26	333,974
820,000	CommScope, Inc. (a) (b)	8.25%	03/01/27	360,099
1,300,000	CommScope, Inc. (a) (b)	4.75%	09/01/29	860,444
527,000	Dell International LLC/EMC Corp.	8.35%	07/15/46	688,041
1,900,000	Entegris, Inc. (a) (b)	4.38%	04/15/28	1,793,498
1,425,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. (b)	3.50%	03/01/29	1,291,377
934,000	NCR Voyix Corp. (b)	5.13%	04/15/29	874,721

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology & Electronics (Continued)
$779,000	Presidio Holdings, Inc. (b)	8.25%	02/01/28	$773,435
580,000	PTC, Inc. (b)	3.63%	02/15/25	569,858
690,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	677,993
1,250,000	Twilio, Inc.	3.63%	03/15/29	1,130,535
2,320,000	Viavi Solutions, Inc. (a) (b)	3.75%	10/01/29	2,023,678
				15,764,095
	Telecommunications – 1.6%
1,200,000	Cable One, Inc. (a) (b)	4.00%	11/15/30	966,828
2,200,000	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	2.80%	04/01/31	1,818,644
655,000	Cogent Communications Group, Inc. (a) (b)	3.50%	05/01/26	625,460
1,035,000	Cogent Communications Group, Inc. (b)	7.00%	06/15/27	1,039,060
1,765,000	Level 3 Financing, Inc. (a) (b)	3.63%	01/15/29	529,500
900,000	Level 3 Financing, Inc. (a) (b)	3.75%	07/15/29	261,000
1,400,000	Sprint Capital Corp.	8.75%	03/15/32	1,717,021
				6,957,513
	Transportation – 2.3%
555,000	Allegiant Travel Co. (a) (b)	7.25%	08/15/27	543,006
4,540,000	American Airlines, Inc. (b)	8.50%	05/15/29	4,815,297
714,000	First Student Bidco, Inc./First Transit Parent, Inc. (b)	4.00%	07/31/29	629,102
549,587	JetBlue 2020-1 Class B Pass Through Trust	7.75%	11/15/28	560,610
685,000	United Airlines, Inc. (b)	4.38%	04/15/26	661,406
895,000	United Airlines, Inc. (a) (b)	4.63%	04/15/29	828,642
39,766	US Airways 2000-3C Pass Through Trust (c) (d)	8.39%	09/01/23	39,766
1,210,000	XPO, Inc. (b)	6.25%	06/01/28	1,213,714
525,000	XPO, Inc. (b)	7.13%	06/01/31	538,067
				9,829,610
	Utility – 4.1%
775,000	AmeriGas Partners, L.P./AmeriGas Finance Corp. (b)	9.38%	06/01/28	797,335
470,000	Calpine Corp. (b)	5.13%	03/15/28	448,907
2,900,000	Calpine Corp. (a) (b)	4.63%	02/01/29	2,683,713
2,205,000	Calpine Corp. (a) (b)	3.75%	03/01/31	1,917,394
470,000	Clearway Energy Operating LLC (b)	3.75%	02/15/31	407,824
1,690,000	Clearway Energy Operating LLC (a) (b)	3.75%	01/15/32	1,436,928
2,600,000	Ferrellgas, L.P./Ferrellgas Finance Corp. (a) (b)	5.88%	04/01/29	2,550,044
1,355,000	FirstEnergy Corp. (a)	4.15%	07/15/27	1,302,224
1,140,000	NextEra Energy Operating Partners, L.P. (b)	4.50%	09/15/27	1,071,556
2,515,000	PG&E Corp. (a)	5.00%	07/01/28	2,432,302
1,060,000	Vistra Operations Co. LLC (a) (b)	5.63%	02/15/27	1,045,196
1,310,000	Vistra Operations Co. LLC (b)	4.38%	05/01/29	1,203,966
				17,297,389
	Total Corporate Bonds and Notes			414,454,132
	(Cost $431,347,074)
FOREIGN CORPORATE BONDS AND NOTES (e) – 23.2%
	Banking – 0.8%
2,930,000	Barclays PLC (a) (f)	7.33%	11/02/26	3,026,713
500,000	Intesa Sanpaolo S.p.A. (b)	5.02%	06/26/24	496,909
				3,523,622
	Basic Industry – 2.6%
1,350,000	Ahlstrom Holding 3 Oy (b)	4.88%	02/04/28	1,219,314

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (e) (Continued)
	Basic Industry (Continued)
2,800,000	INEOS Finance PLC (a) (b)	6.75%	05/15/28	$2,740,922
650,000	INEOS Quattro Finance 2 PLC (b)	9.63%	03/15/29	683,390
1,900,000	James Hardie International Finance DAC (a) (b)	5.00%	01/15/28	1,842,563
1,750,000	Mineral Resources Ltd. (a) (b)	9.25%	10/01/28	1,850,625
475,000	Nobian Finance B.V. (EUR) (g)	3.63%	07/15/26	493,662
2,250,000	SNF Group SACA (a) (b)	3.38%	03/15/30	1,934,462
755,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (b)	5.13%	04/01/29	294,450
				11,059,388
	Capital Goods – 3.6%
725,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)	5.25%	08/15/27	543,037
709,000	Bombardier, Inc. (b)	7.88%	04/15/27	708,692
2,125,000	Bombardier, Inc. (b)	6.00%	02/15/28	2,072,426
4,329,000	Bombardier, Inc. (a) (b)	7.50%	02/01/29	4,417,952
2,240,000	Canpack S.A./Canpack US LLC (a) (b)	3.13%	11/01/25	2,142,728
450,000	Canpack S.A./Canpack US LLC (b)	3.88%	11/15/29	397,067
1,880,000	Cascades, Inc./Cascades USA, Inc. (a) (b)	5.38%	01/15/28	1,840,424
875,000	OI European Group B.V. (b)	4.75%	02/15/30	810,701
2,200,000	Stora Enso OYJ (a) (b)	7.25%	04/15/36	2,399,509
				15,332,536
	Consumer Goods – 0.7%
1,000,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.	5.50%	01/15/30	977,617
2,500,000	Minerva Luxembourg S.A. (a) (b)	4.38%	03/18/31	2,060,567
				3,038,184
	Energy – 1.8%
1,775,000	Baytex Energy Corp. (a) (b)	8.50%	04/30/30	1,844,355
600,000	Borr IHC Ltd./Borr Finance LLC (b)	10.00%	11/15/28	623,164
160,000	Diamond Foreign Asset Co./ Diamond Finance LLC (b)	8.50%	10/01/30	164,623
2,250,000	Petroleos Mexicanos (a)	6.50%	03/13/27	2,111,317
650,000	Transocean Titan Financing Ltd. (b)	8.38%	02/01/28	672,288
628,900	Transocean, Inc. (b)	8.75%	02/15/30	652,185
1,257,000	Valaris Ltd. (b)	8.38%	04/30/30	1,289,688
				7,357,620
	Healthcare – 0.2%
475,000	Bausch Health Cos., Inc. (b)	5.50%	11/01/25	437,000
501,000	Bausch Health Cos., Inc. (b)	9.00%	12/15/25	473,341
				910,341
	Leisure – 3.8%
725,000	Carnival Corp. (b)	5.75%	03/01/27	714,750
3,135,000	Carnival Corp. (a) (b)	6.00%	05/01/29	3,038,825
700,000	Melco Resorts Finance Ltd. (b)	5.75%	07/21/28	655,703
1,624,000	NCL Corp Ltd. (a) (b)	5.88%	03/15/26	1,584,529
2,220,000	NCL Corp Ltd. (a) (b)	5.88%	02/15/27	2,188,678
845,000	NCL Corp Ltd. (b)	8.38%	02/01/28	887,710
765,000	NCL Corp Ltd. (b)	7.75%	02/15/29	773,074
2,566,000	NCL Finance Ltd. (a) (b)	6.13%	03/15/28	2,455,696
859,000	Viking Cruises Ltd. (b)	5.88%	09/15/27	828,849
2,180,000	Viking Cruises Ltd. (a) (b)	9.13%	07/15/31	2,333,974
845,000	VOC Escrow Ltd. (b)	5.00%	02/15/28	807,490
				16,269,278

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (e) (Continued)
	Media – 0.6%
2,770,000	UPC Holding, B.V. (a) (b)	5.50%	01/15/28	$2,651,333
	Retail – 0.9%
1,000,000	1011778 BC ULC/New Red Finance, Inc. (b)	3.50%	02/15/29	915,892
3,375,000	1011778 BC ULC/New Red Finance, Inc. (a) (b)	4.00%	10/15/30	3,019,341
				3,935,233
	Services – 2.2%
1,430,000	Garda World Security Corp. (b)	4.63%	02/15/27	1,352,787
3,410,000	Garda World Security Corp. (a) (b)	9.50%	11/01/27	3,433,429
2,765,000	GFL Environmental, Inc. (a) (b)	4.00%	08/01/28	2,538,775
1,650,000	GFL Environmental, Inc. (a) (b)	3.50%	09/01/28	1,495,087
655,000	GFL Environmental, Inc. (a) (b)	4.75%	06/15/29	615,564
				9,435,642
	Technology & Electronics – 1.2%
918,000	Clarios Global, L.P. (b)	6.75%	05/15/25	918,053
607,000	Clarios Global, L.P./Clarios US Finance Co. (b)	6.25%	05/15/26	602,491
1,099,000	Clarios Global, L.P./Clarios US Finance Co. (b)	8.50%	05/15/27	1,098,048
1,760,000	Open Text Corp. (a) (b)	3.88%	12/01/29	1,588,871
1,000	Seagate HDD Cayman	4.13%	01/15/31	884
725,000	Sensata Technologies B.V. (b)	4.00%	04/15/29	664,409
				4,872,756
	Telecommunications – 3.4%
1,175,000	Altice Financing S.A. (b)	5.75%	08/15/29	1,025,242
630,000	Altice France Holding S.A. (b)	10.50%	05/15/27	362,732
1,635,000	Altice France S.A. (a) (b)	5.13%	07/15/29	1,196,787
2,000,000	Iliad Holding S.A.S. (a) (b)	6.50%	10/15/26	1,961,865
1,340,000	Telecom Italia Capital S.A. (a)	7.72%	06/04/38	1,383,948
1,100,000	Total Play Telecomunicaciones S.A. de C.V. (b)	6.38%	09/20/28	480,837
4,000,000	Virgin Media Finance PLC (EUR) (g)	3.75%	07/15/30	3,960,705
1,000,000	Vmed O2 UK Financing I PLC (GBP) (b)	4.50%	07/15/31	1,094,713
870,000	VZ Secured Financing B.V. (a) (b)	5.00%	01/15/32	761,090
2,700,000	Ziggo Bond Co. B.V. (a) (b)	5.13%	02/28/30	2,279,946
				14,507,865
	Transportation – 1.4%
2,595,000	Air Canada 2020-1 Class C Pass Through Trust (a) (b)	10.50%	07/15/26	2,822,062
1,745,833	American Airlines, Inc./AAdvantage Loyalty IP Ltd. (a) (b)	5.50%	04/20/26	1,728,167
575,000	Stena International S.A. (EUR) (b)	7.25%	02/15/28	659,800
659,000	Stena International S.A. (b)	7.25%	01/15/31	659,923
				5,869,952
	Total Foreign Corporate Bonds and Notes			98,763,750
	(Cost $100,707,927)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (h) – 6.8%
	Automotive – 1.3%
5,935,000	General Motors Financial Co., Inc., Series A (f)	5.75%	(i)	5,365,128
	Banking – 2.7%
3,000,000	Barclays Bank PLC, 3 Mo. EUR LIBOR + 0.71% (EUR) (g) (j)	4.56%	(i)	3,051,280
4,475,000	Citigroup, Inc., Series M (f)	6.30%	(i)	4,462,608

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Par Amount	Description	Stated Rate	Stated Maturity	Value
CAPITAL PREFERRED SECURITIES (h) (Continued)
	Banking (Continued)
3,935,000	Citigroup, Inc., Series V (a) (f)	4.70%	(i)	$3,755,452
				11,269,340
	Financial Services – 1.3%
3,175,000	American AgCredit Corp., Series QIB (a) (b) (f)	5.25%	(i)	2,984,500
3,210,000	Textron Financial Corp., 3 Mo. SOFR + CSA + 1.74% (a) (b) (j)	7.36%	02/15/42	2,719,577
				5,704,077
	Utility – 1.5%
6,595,000	Vistra Corp. (a) (b) (f)	8.00%	(i)	6,580,964
	Total Capital Preferred Securities			28,919,509
	(Cost $30,008,276)
Principal Value	Description	Rate (k)	Stated Maturity (l)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 2.9%
	Basic Industry – 0.6%
$2,570,000	INEOS US Petrochem LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 4.25%, 0.00% Floor	9.58%	11/14/29	2,560,362
	Capital Goods – 1.1%
2,587,500	ADS Tactical, Inc., Initial Term Loan, 1 Mo. CME Term SOFR + 5.75%, 1.00% Floor	11.08%	03/19/26	2,581,031
750,000	Dexko Global, Inc., 2023 Incremental Term Loan (First Lien), 1 Mo. CME Term SOFR + 4.25%, 0.00% Floor	9.60%	10/04/28	750,705
1,249,163	Emerald Debt Merger Sub LLC, Initial Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	8.31%	05/31/30	1,250,962
				4,582,698
	Retail – 0.2%
1,063,191	Michaels Cos (The), Inc., Term Loan B, 3 Mo. CME Term SOFR + 4.25%, 0.75% Floor	9.60%	04/15/28	877,133
	Services – 0.9%
997,500	Allied Universal Holdco LLC, Amendment No. 3 Term Loan, 1 Mo. CME Term SOFR + 4.75%, 0.50% Floor	10.08%	05/15/28	997,296
3,500,000	TruGreen, L.P., Initial Term Loan (Second Lien), 3 Mo. CME Term SOFR + 8.50%, 0.75% Floor	13.81%	11/02/28	2,802,922
				3,800,218
	Technology & Electronics – 0.1%
600,000	Dcert Buyer, Inc., Initial Term Loan, 3 Mo. CME Term SOFR + 7.00%, 0.00% Floor	12.33%	02/16/29	552,375
	Total Senior Floating-Rate Loan Interests			12,372,786
	(Cost $13,048,232)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 0.5%
	Collateralized Mortgage Obligations – 0.0%
	Washington Mutual Alternative Mortgage Pass-Through Certificates
10,298	Series 2007-5, Class A11, (1 Mo. CME Term SOFR + CSA) x -6 + 39.48% (m)	6.78%	06/25/37	11,210

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 0.5%
	Securitized Asset Backed Receivables LLC Trust
$6,225,615	Series 2006-FR4, Class A2A, 1 Mo. CME Term SOFR + CSA + 0.16% (j)	5.61%	08/25/36	$2,021,674
	Total Mortgage-Backed Securities			2,032,884
	(Cost $5,031,132)

Shares	Description	Value
COMMON STOCKS – 0.1%
	Energy – 0.0%
7	Thunderbird Resources Equity, Inc. (c) (d) (n) (o)	25,850
	Utility – 0.1%
13,918	Vistra Corp.	571,056
	Total Common Stocks	596,906
	(Cost $997,888)
RIGHTS – 0.0%
	Utility – 0.0%
13,918	Vistra Corp., no expiration date (n) (o)	19,833
	(Cost $22,917)

	Total Investments – 130.9%			557,159,800
(Cost $581,163,446)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS SOLD SHORT – (12.5)%
$(24,000,000)	United States Treasury Note	2.88%	05/31/25	(23,502,187)
(30,000,000)	United States Treasury Note	3.50%	04/30/28	(29,524,219)
	Total U.S. Government Bonds Sold Short			(53,026,406)
(Proceeds $54,465,000)
CORPORATE BONDS SOLD SHORT – (1.0)%
Energy – (0.3)%
(1,600,000)	Halliburton Co.	2.92%	03/01/30	(1,450,657)
Technology & Electronics – (0.7)%
(2,930,000)	Amkor Technology, Inc. (b)	6.63%	09/15/27	(2,958,729)
	Total Corporate Bonds Sold Short			(4,409,386)
(Proceeds $4,479,458)
	Total Investments Sold Short – (13.5)%			(57,435,792)
(Proceeds $58,944,458)

Outstanding Loan – (33.8)%	(143,999,762)
Net Other Assets and Liabilities – 16.4%	69,802,755
Net Assets – 100.0%	$425,527,001

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2024	Sale Value as of 1/31/2024	Unrealized Appreciation/ (Depreciation)
05/02/24	JPM	USD	8,370,838	EUR	7,686,000	$8,370,838	$8,338,888	$31,950
05/02/24	JPM	USD	1,134,022	GBP	891,000	1,134,022	1,129,878	4,144
Net Unrealized Appreciation / (Depreciation)								$36,094

(a)
This security or a portion of this security is segregated as collateral for investments sold short and borrowings in the margin account. At January 31, 2024, the segregated value of these securities amounts to $347,345,158.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund Board of Trustees, this security has been determined to be liquid by MacKay Shields LLC, the Fund’s sub-advisor (the “Sub-Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to
$423,574,577 of total investments and $(2,958,729) of total investments sold short, or 99.5% and (0.7)% of net assets, respectively.

(c)
This security is fair valued by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (the “Advisor”), in accordance with procedures approved by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment
Company Act of 1940 and rules thereunder, as amended. At January 31, 2024, securities noted as such are valued at $65,616 or
0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(e)	Principal Value is in U.S. dollars unless otherwise indicated in the security description.
(f)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2024. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(h)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(i)	Perpetual maturity.
(j)	Floating or variable rate security.
(k)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the
Treasury’s Office of Financial Research or another major financial institution, (iii) the prime rate offered by one or more
United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate.

(l)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(m)	Inverse floating rate security.
(n)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(o)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
EUR	– Euro
GBP	– British Pound Sterling
JPM	– JPMorgan Chase
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust High Income Long/Short Fund (FSD)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:
ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes:
Transportation	$9,829,610	$—	$9,789,844	$39,766
Other Industry Categories*	404,624,522	—	404,624,522	—
Foreign Corporate Bonds and Notes*	98,763,750	—	98,763,750	—
Capital Preferred Securities*	28,919,509	—	28,919,509	—
Senior Floating-Rate Loan Interests*	12,372,786	—	12,372,786	—
Mortgage-Backed Securities	2,032,884	—	2,032,884	—
Common Stocks:
Energy	25,850	—	—	25,850
Utility	571,056	571,056	—	—
Rights*	19,833	—	19,833	—
Total Investments	557,159,800	571,056	556,523,128	65,616
Forward Foreign Currency Contracts	36,094	—	36,094	—
Total	$557,195,894	$571,056	$556,559,222	$65,616

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Bonds Sold Short	$(53,026,406)	$—	$(53,026,406)	$—
Corporate Bonds Sold Short*	(4,409,386)	—	(4,409,386)	—
Total Investments	$(57,435,792)	$—	$(57,435,792)	$—

*	See Portfolio of Investments for industry breakout.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.